real estate joint ventures and investments in associates - Investment activity (Details) - Real estate joint ventures - Equity - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related to real estate joint ventures' statements of income and other comprehensive income
Valuation provision				$ 3
Items not affecting currently reported cash flows
Our real estate contributed	19		35	17
Deferred gains on our remaining interests in our real estate contributed	(9)		(14)	(8)
Cash flows in the current reporting period
Funds we advanced or contributed	1		1
Funds repaid to us and earnings distributed			(6)	(1)
Real estate joint ventures carrying amounts
Balance, beginning of period	242	189	237	178
Balance, end of period	$ 253	$ 189	$ 253	$ 189